CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Apr. 30, 2011	Apr. 30, 2010
Real estate investments
Mortgage loans receivable, net of allowance (in dollars)	$ 3	$ 3
Other assets
Receivable arising from straight-lining of rents, net of allowance (in dollars)	996	912
Accounts receivable, net of allowance (in dollars)	317	257
Intangible assets, net of accumulated amortization (in dollars)	42,154	39,571
Property and equipment, net of accumulated depreciation (in dollars)	1,231	924
Deferred charges and leasing costs, net of accumulated amortization (in dollars)	13,675	13,131
EQUITY
Preferred Shares of Beneficial Interest, no par value (in dollars per share)	$ 0.0000	$ 0.0000
Preferred Shares of Beneficial Interest, shares issued (in shares)	1,150,000	1,150,000
Preferred Shares of Beneficial Interest, shares outstanding (in shares)	1,150,000	1,150,000
Preferred Shares of Beneficial Interest, aggregate liquidation preference (in dollars)	$ 28,750,000	$ 28,750,000
Common Shares of Beneficial Interest, no par value (in dollars per share)	$ 0.0000	$ 0.0000
Common Shares of Beneficial Interest, shares issued (in shares)	80,523,265	75,805,159
Common Shares of Beneficial Interest, shares outstanding (in shares)	80,523,265	75,805,159
Noncontrolling interests - Operating Partnership (in shares)	20,067,350	20,521,365